Derivative Instruments	12 Months Ended
Mar. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments
Foreign Currency Forward Contracts
The Company’s foreign currency forward contracts are valued using models that maximize the use of market observable inputs including interest rate curves and both forward and spot prices for currencies and are categorized as Level 2 within the fair value hierarchy.
Interest Rate Swaps
The fair value of interest rate swap contracts is calculated based on the fixed rate, notional principal, settlement date and present value of the future cash inflows and outflows based on the terms of the agreement and the future floating interest rates as determined by a future interest rate yield curve. The model used to value the interest rate swap contracts is based upon well recognized financial principles, and interest rate yield curves can be validated through readily observable data by external sources. Although readily observable data is used in the valuations, different valuation methodologies could impact the estimated fair value. Accordingly, the interest rate swap contracts are categorized as Level 2 within the fair value hierarchy. Gain and loss on interest rate swap contracts are immaterial and included in Other income (expense).
Derivative Balances
The following table sets forth the total outstanding notional amount and the fair value of the Company’s derivative instruments held at 31 March 2021 and 2020:

			Fair Value as of
(Millions of US dollars)	Notional Amount		31 March 2021		31 March 2020
Derivatives not accounted for as hedges	31 March 2021	31 March 2020	Assets	Liabilities	Assets	Liabilities
Foreign currency forward contracts	$456.1	$—	$5.5	$8.3	$—	$—
Interest rate swap contracts	—	25.0	—	—	—	0.1
Total	$456.1	$25.0	$5.5	$8.3	$—	$0.1
The following table sets forth the gain and loss on the Company’s foreign currency forward contracts recorded in the Company's consolidated statements of operations and comprehensive income as follows:

	31 March
(Millions of US dollars)	2021	2020	2019
Asbestos adjustments (gain) loss	$(11.7)	$(0.8)	$0.8
Selling, general and administrative expenses	7.2	1.3	3.9
Total	$(4.5)	$0.5	$4.7